INVENTORIES (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 29, 2024	Dec. 31, 2023
Inventories [Abstract]
Amount of inventories recognized as an expense	$ 2,214.0	$ 2,241.2
Write-downs (reversals of write-downs) of inventories	8.1	12.3
Inventories purchase commitment	$ 155.6	$ 186.5